Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (1)	Summary Compensation Table Total for PEO ($)(2)		Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Loss ($)	Modified Funds from Operations ($) (5)
						Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	1,824,355		2,343,335	884,068	991,621	N/A	N/A	(73,383,000)	128,395,000
2021	2,398,043	(2)	2,398,043	1,235,471	1,235,471	N/A	N/A	(53,269,000)	77,642,000

Company Selected Measure Name	MFFO
Named Executive Officers, Footnote [Text Block]	The Principal Executive Officer, or PEO, for each of the applicable years was Danny Prosky. Mr. Hanson served as our Chief Executive Officer and Chairman of the Board of Directors from January 2015 until October 2021. However, Mr. Hanson only received compensation from us in 2021 for his role as Executive Chairman of the Board of Directors, a position he held from October 2021 until June 2022. The non-PEO NEOs for the applicable years were as follows:
•2022: Brian S. Peay, Gabriel M. Willhite, Stefan K.L. Oh, and Mark E. Foster.
•2021: Brian S. Peay, Jeffrey T. Hanson, Mathieu B. Streiff, Stefan K.L. Oh, and Gabriel M. Willhite.
	Compensation amounts for 2021 reflect compensation paid to our executive officers for the period from October 1, 2021 through December 31, 2021. Until October 1, 2021, our executive officers were officers of our former advisor and affiliates and were compensated by such entities for their services to us.
PEO Total Compensation Amount	$ 1,824,355	$ 2,398,043
PEO Actually Paid Compensation Amount	$ 2,343,335	2,398,043
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Prosky and for the average of the other NEOs is set forth following the footnotes to this table.

Year	Summary Compen-sation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO
2022	1,824,355	—	—	—	—	515,184	—	3,796	—	2,343,335
2021	2,398,043	—	—	(2,000,003)	2,000,003	—	—	—	—	2,398,043
Other NEOs (Average) (j)
2022	884,068	—	—	(39,062)	48,828	97,099	—	688	—	991,621
2021	1,235,471	—	—	(1,022,340)	1,022,340	—	—	—	—	1,235,471
(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)    Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)    Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)    Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)    Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)    Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)    Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)    Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)    See footnote 1 above for the non-PEO NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 884,068	1,235,471
Non-PEO NEO Average Compensation Actually Paid Amount	$ 991,621	1,235,471
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate “Compensation Actually Paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Prosky and for the average of the other NEOs is set forth following the footnotes to this table.

Year	Summary Compen-sation Table Total ($)(a)	Minus Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	Minus Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Minus Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
PEO
2022	1,824,355	—	—	—	—	515,184	—	3,796	—	2,343,335
2021	2,398,043	—	—	(2,000,003)	2,000,003	—	—	—	—	2,398,043
Other NEOs (Average) (j)
2022	884,068	—	—	(39,062)	48,828	97,099	—	688	—	991,621
2021	1,235,471	—	—	(1,022,340)	1,022,340	—	—	—	—	1,235,471
(a)    Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)    Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)    Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)    Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)    Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)    Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(g)    Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)    Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)    Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)    See footnote 1 above for the non-PEO NEOs included in the average for each year.

Compensation Actually Paid vs. Net Income [Text Block]	For 2021, our net loss was $53,269,000, which increased by approximately 38% to a net loss of $73,383,000 in 2022. Our “Compensation Actually Paid” to our PEO and the average of our other NEOs declined by approximately 2% and 20%, respectively, from 2021 to 2022 due to the inclusion of the equity grants at the time of the Merger in the “Compensation Actually Paid” for 2021 and the lower impact that net loss had on our compensation program.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	While MFFO represented 50% weighting for the portion of the 2022 short-term incentive program tied to our company performance (70% total weighting), its impact on “Compensation Actually Paid” is limited due to the greater impact that the equity awards had on “Compensation Actually Paid” in 2021 due to the sizing of the 2021 grants to include the 2022 grants. For 2021, our MFFO was $77,642,000, which increased by approximately 65% to $128,395,000 in 2022. In contrast, our “Compensation Actually Paid” to our PEO and the average of our other NEOs declined from 2021 to 2022 due to the inclusion of the equity grants at the time of the Merger in the “Compensation Actually Paid” for 2021.
Total Shareholder Return Vs Peer Group [Text Block]	There is no public market for our Class T common stock and, thus, no total shareholder return value can be calculated for our company as of December 31, 2022.
Tabular List [Table Text Block]

•MFFO Growth
•Net Debt to EBITDA
•Same-Property NOI Growth

Net Income (Loss)	$ (73,383,000)	$ (53,269,000)
Company Selected Measure Amount	128,395,000	77,642,000
PEO Name	Danny Prosky
Additional 402(v) Disclosure [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable period in the case of Mr. Prosky, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable period for the company’s NEOs for the applicable year other than the principal executive officer for such years. As noted above, for 2021, the amount included represents compensation received from us since October 1, 2021.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•MFFO Growth
Non-GAAP Measure Description [Text Block]	As noted the “Compensation Discussion and Analysis” section above, the Compensation Committee selected MFFO as its selected performance measure. Please see page 24 in the “Compensation Discussion and Analysis” for information regarding how our company calculates MFFO in its incentive programs. We believe MFFO is useful in assessing the sustainability of operating performance in future operating periods.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Net Debt to EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Same-Property NOI Growth
PEO [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
PEO [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Adjustment, Grant Date Fair Value of Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,000,003)
PEO [Member] | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,000,003
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	515,184	0
PEO [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,796	0
PEO [Member] | Adjustment, Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Adjustment, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Adjustment, Grant Date Fair Value of Equity Awards, Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,062)	(1,022,340)
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,828	1,022,340
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	97,099	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	688	0
Non-PEO NEO [Member] | Adjustment, Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0